Equipment	12 Months Ended
Feb. 28, 2026
Property, Plant and Equipment [Abstract]
Equipment

Note 5 – Equipment

At February 28, 2026 and February 28, 2025, the company has the following amounts related to tangible assets:

	February 28, 2026	February 28, 2025
Equipment	$128,347	$103,945
Less: accumulated depreciation	(99,981)	(80,685)
Net equipment	$28,366	$23,260

No significant residual value is estimated for the equipment. Depreciation expense for the years ended February 28, 2026 and February 28, 2025 totaled $16,439 and $26,249, respectively.